Dec. 31, 2022
Enhanced Prospectus | Enhanced Income Intermediate Credit Portfolio
Enhanced Income Intermediate Duration Credit Portfolio
INVESTMENT OBJECTIVE
The Enhanced Income Intermediate Duration Credit Portfolio seeks to achieve a high level of total return and income.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Investor Shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment):

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Maximum Account Fee	None

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees (1)		0.25%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses(1)		0.24%
Administration Fees	0.05%
Other Operating Expenses	0.19%
Total Annual Portfolio Operating Expenses		0.52%
Less Administration and Distribution (12b-1) Fee Waivers(2)		(0.08%)
Total Annual Portfolio Operating Expenses After Fee Waivers		0.44%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$45	$159

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Portfolio turnover is not available for the Enhanced Income Intermediate Duration Credit Portfolio because the Fund did not commence investment operations until August 31, 2022.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio is designed as an investment option for federal credit unions investing in charitable donation accounts pursuant to Part 721.3(b)(2) of the National Credit Union Administration (“NCUA”) rules and regulations and pre-funded employee benefits pursuant to Part 701.19 of the NCUA Rules and Regulations.
In seeking to achieve its investment objective, the Portfolio will invest in fixed income investments. The Portfolio employs an actively managed fixed income portfolio, targeting a duration range between three and ten years, and invests primarily in investment-grade corporate bonds. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to a change in interest rates. For instance, a duration of three means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The Portfolio may also use derivative instruments for hedging or exposure purposes.
The Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:
■    Obligations of domestic and foreign banks and corporations;
■    Obligations of the U.S. Government or its agencies, instrumentalities or sponsored enterprises, including obligations issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;
■    Obligations of state, local and foreign governments
■    Zero coupon bonds, debentures, preferred stock and convertible securities;
■    Mortgage and other asset-backed securities;
■    Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and
■    Repurchase agreements relating to the above instruments.
The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Investment Adviser to be of comparable quality. The Portfolio also may invest to a limited extent in U.S. dollar denominated investment grade obligations of foreign issuers.
Portfolio Duration:
The Portfolio’s target duration is between three and ten years.

INVESTMENT ADVISOR’S INVESTMENT PHILOSOPHY:
■    The Investment Adviser believes that community financial institutions should have access to a broad range of investment options to further their mission for their members and to better serve their employees. The Portfolio employs actively-managed fixed income arranged in targeted risk allocations, to provide growth potential with reduced volatility over the long term.
■    The Investment Adviser’s investment philosophy is focused on the long-term, and investment decisions are independent of the current levels of rates or expected rates. A better understanding of economic and market events help explain trends in market risk factors, and consequently, it can help the Investment Adviser better understand variations between estimated and actual risk and return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. The following are principal risks that could affect the value of your investment:
■Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration. The Portfolio could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
◦Credit Spread Risk—If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
■    Market Risk—The risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.
■Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities or close out derivative positions at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the Investment Company Act of 1940 (the “1940 Act”), the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the Securities and Exchange Commission (the “SEC”). The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.
■    Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). Changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. The risks associated with increasing interest rates are heightened under current market conditions given that the U.S. Federal Reserve began raising interest rates in March 2022 from historically low levels and may continue to do so. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Portfolio. In addition, fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.
■    Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
■    Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
■    Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
■    Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

PERFORMANCE
Performance information is not available for the Enhanced Income Intermediate Duration Credit Portfolio because the Portfolio has operated for less than one calendar year. For updated performance information, please visit the Fund’s website at www.trustcu.com or call 1-800-342-5828 or 1-800-237-5678.
Enhanced Prospectus | Enhanced Income Credit Plus Equity Portfolios
Enhanced Income Credit Plus Equity Portfolio
INVESTMENT OBJECTIVE
The Enhanced Income Credit Plus Equity Portfolio seeks to achieve a high level of total return and income.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Investor Shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment):

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Maximum Account Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees		0.25%
Distribution and Service (12b-1) Fees		0.03%
Other Expenses(1)		0.23%
Administration Fees	0.05%
Other Operating Expenses	0.18%
Total Annual Portfolio Operating Expenses		0.51%
Less Administration and Distribution (12b-1) Fee Waivers(2)		(0.08%)
Total Annual Portfolio Operating Expenses After Fee Waivers		0.43%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$44	$155

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Portfolio turnover is not available for the Enhanced Income Credit Plus Equity Portfolio because the Fund had not commenced operations as of the date of this Prospectus.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio is designed as an investment option for federal credit unions investing in charitable donation accounts pursuant to Part 721.3(b)(2) of the National Credit Union Administration (“NCUA”) rules and regulations and pre-funded employee benefits pursuant to Part 701.19 of the NCUA Rules and Regulations.
In seeking to achieve its investment objective, the Portfolio will invest in fixed income investments and equity investments, with approximately 20% of the Portfolio’s assets invested in equity securities, The Portfolio employs an actively managed fixed income portfolio, targeting a duration range between three and ten years, and makes its fixed income investments primarily in investment-grade corporate bonds. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to a change in interest rates. For instance, a duration of three means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The Portfolio may also use derivative instruments for hedging or exposure purposes.
The Investment Adviser employs a largely passive approach to the Portfolio’s stock allocation, utilizing large domestic indices such as the S&P 500 Index via exchange-traded funds (“ETFs”) and futures. Sector allocation and duration management are key drivers in the fixed income performance equation. For the fixed income allocation, the Investment Adviser employs an actively managed strategy, using a quantitative top down/bottom up approach to the portfolio construction process that includes sector analysis, while keeping a sharp eye on duration management. The Portfolio will be subject to ongoing review and will be rebalanced regularly.
The Portfolio will invest, under normal circumstances, approximately 20% of its net assets in securities that provide exposure to the equity markets, principally through the use of ETFs and futures. Variations in the target asset allocation between equity and fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 20%/80%, the Portfolio may have an equity/fixed-income allocation that ranges from 30%/70% to 10%/90%. Although variations beyond the 10% range are generally not permitted, the Investment Adviser may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.
The Portfolio’s fixed income investments may include:
■    Obligations of domestic and foreign banks and corporations;
■    Obligations of the U.S. Government or its agencies, instrumentalities or sponsored enterprises, including obligations issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;
■    Obligations of state, local and foreign governments;
■    Zero coupon bonds, debentures, preferred stock and convertible securities;
■    Mortgage and other asset-backed securities;
■    Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and
■    Repurchase agreements relating to the above instruments.
The Portfolio’s fixed income investments are primarily made in investment grade debt obligations of domestic issuers. Investment grade debt obligations are obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Investment Adviser to be of comparable quality. The Portfolio also may invest to a limited extent in U.S. dollar denominated investment grade obligations of foreign issuers.
Portfolio Duration:
The target duration of the fixed income portion of the Portfolio will target a duration range of between three and ten years.

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:
■    The Investment Adviser believes that community financial institutions should have access to a broad range of investment options to further their mission for their members and to better serve their employees. The Portfolio employs actively managed fixed income arranged in targeted risk allocations, to provide growth potential with reduced volatility over the long term.
■    The Investment Adviser employs a largely passive approach to the Portfolio’s stock allocation, utilizing large domestic indices such as the S&P 500 Index via ETFs and futures.
■ The Investment Adviser’s investment philosophy is focused on the long-term, and investment decision are independent of the current levels of rates or expected rates. A better understanding of economic and market events help explain trends in market risk factors, and consequently, it can help the Investment Adviser better understand variations between estimated and actual risk and return.
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose all or part of your investment in the Portfolio or your investment may not perform as well as other similar investments. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. The following are the principal risks that could affect the value of your investment:
■    Market Risk—The risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.
■    Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). Changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. The risks associated with increasing interest rates are heightened under current market conditions given that the U.S. Federal Reserve began raising interest rates in March 2022 from historically low levels and may continue to do so. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Portfolio. In addition, fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.
■    Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities or close out derivative positions at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the Investment Company Act of 1940 (the “1940 Act”), the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the Securities and Exchange Commission (the “SEC”). The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.
■    Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration. The Portfolio could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
▪Credit Spread Risk—If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
■    Underlying Fund Risk—The risk that the Portfolio’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Portfolio is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.
■    ETF Risk—The Portfolio faces additional risks because of its investments in Underlying Funds that are ETFs. An ETF faces additional risks because its shares are listed on a securities exchange, including the potential lack of an active market for the ETF’s shares, losses from trading in the secondary market, periods of high volatility and disruption in the creation/redemption process of the ETF. Any of these factors may lead to the ETF shares trading at a premium or discount to NAV. ETF shares also may possibly face trading halts and/or delisting.
Certain ETFs are not actively managed and their investment advisers may not attempt to take defensive positions in any market conditions, including declining markets. These ETFs are also subject to tracking error risk, which is the risk that the performance of an ETF may vary substantially from the performance of its underlying index. Additionally, the calculation methodology or sources of information of the underlying index of an ETF may not provide an accurate assessment of included issuers or correct valuation of securities.
■    Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
■    Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
■    Equity Exposure Risk—The Portfolio, through its investments in Underlying Funds, will have exposure to equity securities. Investing in equity securities involves market risk, the risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospectus of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other. Stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Over the past several years, stock markets have experienced substantial price volatility.
■    Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
■    Stock Index Futures Risk—The Portfolio’s use of futures includes the following risks: the risk that there will be an imperfect correlation between the change in market value of the Portfolio’s securities and the price of futures contracts; the possible inability of the Portfolio to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the
Investment Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.
■    Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
■    Equity Exposure Risk—The Portfolio, through its investments in Underlying Funds, will have exposure to equity securities. Investing in equity securities involves market risk, the risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospectus of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other. Stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Over the past several years, stock markets have experienced substantial price volatility.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE
Performance information is not available for the Enhanced Income Credit Plus Equity Portfolio because the Portfolio had not commenced operations as of August 31, 2022. For updated performance information, please visit the Fund’s website at www.trustcu.com or call 1-800-342-5828 or 1-800-237-5678.